Marketable Securities	12 Months Ended
Dec. 31, 2024
Marketable Securities [Abstract]
Marketable Securities
15.	Marketable Securities

As of December 31, 2023 and 2024, the Company’s held marketable securities classified as available-for-sale securities as follows:

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Mutual funds	$1,279	$158	$-	$1,437
Government debentures	6,069	-	(579)	5,490
Corporate debentures	29,930	270	(782)	29,418
	$37,278	$428	$(1,361)	$36,345

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Mutual funds	$1,279	$65	$-	$1,344
Government debentures	1,158	-	(440)	718
Corporate debentures	19,386	118	(1,163)	18,341
	$21,823	$183	$(1,603)	$20,403

In 2024, the Company incurred realized losses in total amount of $289, which were reclassified from other comprehensive income (loss) to the statements of operation.

The Following table summarizes the Company's marketable securities by contractual maturities:

December 31, 2024
(in thousands)
Within one year	$2,972
After one year through five years	17,818
After 5 years through 10 years	7,213
After 10 years	649
$28,652

As of December 31, 2024, the Company has invested in marketable securities without a single maturity date in the amount of $7,693.

The following table presents fair value and gross unrealized losses of the Company's marketable securities, which have been in a continuous loss position for less than 12 months:

	December 31, 2023		December 31, 2024
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Mutual Funds	$-	$-	$-	$-
Government debentures	-	-	4,841	(70)
Corporate debentures	488	(5)	12,251	(204)

Total	$488	$(5)	$17,092	$(274)

The following table presents fair value and gross unrealized losses of the Company's marketable securities, which have been in a continuous loss position for 12 months or longer:

	December 31, 2023		December 31, 2024
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Mutual Funds	$-	$-	$-	$-
Government debentures	1,157	(440)	649	(509)
Corporate debentures	18,866	(1,157)	8,591	(578)

Total	$20,023	$(1,597)	$9,240	$(1,087)

For the year ended December 31, 2024, the unrealized losses related to marketable securities were as a result of market fluctuations and not due to credit related losses, therefore, the Company did not record an allowance for credit losses for its available-for-sales marketable securities.